TAXATION (Business Tax, Related Surcharges and Value Added Tax) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2010
Business Tax, Related Surcharges and Value Added Tax [Line Items]
VAT rate for value-added telecommunication services	6.00%
PRC [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
VAT rate for advertising revenue and revenues from technology development and services		6.00%
Rate of related surcharges of BT		12.00%
Business tax rate for mobile value added telecommunication services		6.00%
VAT rate for revenue from hardware sales		17.00%
PRC [Member] | Minimum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate		3.00%
PRC [Member] | Maximum [Member]
Business Tax, Related Surcharges and Value Added Tax [Line Items]
Business tax rate		5.00%